Notes Receivable (Details) - Schedule of notes receivable consisted - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of notes receivable consisted [Abstract]
Total	$ 302,775	$ 892,507
Due in the first quarter of 2022 [Member]
Schedule of notes receivable consisted [Abstract]
Total		49,378
Due in the second quarter of 2022 [Member]
Schedule of notes receivable consisted [Abstract]
Total		761,537
Due in the third quarter of 2022 [Member]
Schedule of notes receivable consisted [Abstract]
Total		81,592
Due in the first quarter of 2023 [Member]
Schedule of notes receivable consisted [Abstract]
Total	116,280
Due in the second quarter of 2023 [Member]
Schedule of notes receivable consisted [Abstract]
Total	94,589
Due in the third quarter of 2023 [Member]
Schedule of notes receivable consisted [Abstract]
Total	$ 91,906